Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2020	May 29, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	400,000,000		400,000,000	400,000,000
Common stock, shares issued (in shares)	50,160,042	50,160,042	3,095,650	2,758,689
Common stock, shares outstanding (in shares)	50,160,042	50,160,042	2,897,568	2,598,035
Restatement Adjustment
Common stock, shares issued (in shares)			345,431
Common stock, shares outstanding (in shares)			323,328